LEASES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
LEASES
Operating lease, discount rate	4.75%
Total operating lease expenses	$ 18,742	$ 25,285
Building [Member] | Minimum [Member]
LEASES
Lease term	3 years
Building [Member] | Maximum [Member]
LEASES
Lease term	5 years